Shareholders' Equity (Details) - USD ($)		1 Months Ended		12 Months Ended
	Oct. 19, 2021	May 25, 2022	Dec. 23, 2021	Oct. 31, 2022	Dec. 16, 2022	Oct. 31, 2021
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)				500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001
Ordinary shares, issued (in Shares)				50,000,000		50,000,000
Paid dividend		$ 11,800,000	$ 8,050,000
Received amount		7,198,000	4,910,500
Non-controlling shareholder received		4,602,000	3,139,500
Paid to shareholders			1,811,700
Dividend amount		7,198,000		$ 16,952,502
Received amount		6,478,200		8,289,902
Non received amount		$ 719,800		$ 8,662,600
Aggregate shares (in Shares)				3,349,520
Ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued (in Shares)					50,000,000
Topsheen Samoa [Member]
Shareholders' Equity (Details) [Line Items]
Paid dividend			2,013,000
SGEX [Member]
Shareholders' Equity (Details) [Line Items]
Paid dividend			1,811,700
Received amount			1,811,700
Non-controlling shareholder received			$ 201,300
Topsheen Shipping Limited [Member]
Shareholders' Equity (Details) [Line Items]
Shares transferred (in Shares)	400,000
Transferred consideration	$ 327,848
Topsheen Shipping Limited [Member] | Ownership [Member]
Shareholders' Equity (Details) [Line Items]
Owned percentage	100.00%